Subordinated Debt	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Subordinated Debt
Note 15: Subordinated Debt
Subordinated debt represents our direct unsecured obligations to our debt holders in the form of notes and debentures, and forms part of our regulatory capital. Subordinated debt is recorded at amortized cost using the effective interest rate method. Where appropriate, we enter into fair value hedges to hedge the risks caused by changes in interest rates (refer to Note 7). The rights of the holders of our notes and debentures are subordinate to the claims of depositors and certain other creditors. We require approval from OSFI before we can redeem, cancel, exchange or modify any part of our subordinated debt.
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Reset premium (%)		Redeemable at our option (1)	2025 Total	2024 Total
Debentures Series 20	$ 150	December 2025 to 2040	8.250	na		Not redeemable	$147	$147
3.803% Subordinated Notes due 2032 (2)	US$1,250	December 2032	3.803	1.43	(3)	December 2027	1,656	1,602
Series J Medium-Term Notes, Second Tranche (2)	$1,250	June 2030	2.077	na	(4)	June 2025 (5)	–	1,237
Series K Medium-Term Notes, First Tranche (2)	$1,000	July 2031	1.928	na	(4)	July 2026	959	992
3.088% Subordinated Notes due 2037 (2)	US$1,250	January 2037	3.088	1.40	(6)	January 2032	1,551	1,466
Series L Medium-Term Notes, First Tranche (2)	$ 750	October 2032	6.534	2.70	(7)	October 2027	749	732
Series M Medium-Term Notes , First Tranche (2)	$1,150	September 2033	6.034	2.02	(7)	September 2028	1,190	1,202
Series M Medium-Term Notes, Second Tranche (2)	$1,000	July 2034	4.976	1.63	(7)	July 2029	999	999
Series N Medium-Term Notes, First Tranche (2)	$1,250	March 2035	4.077	1.54	(7)	March 2030 (8)	1,249	–
Total (9)							$8,500	$8,377

(1)	Redeemable at par with accrued and unpaid interest to and excluding the redemption date.
(2)
These notes include a NVCC provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(3)	Interest rate is for the period to but excluding the earliest par value redemption date, and thereafter will reset at a rate equal to the 5-year mid-swap rate plus the reset premium noted.
(4)	Interest rate will reset at a rate determined in accordance with the terms and conditions of the applicable subordinated notes.
(5)
All $1,250 million 2.077% Series J Medium-Term Notes (NVCC), Second Tranche were redeemed on June 17, 2025 for 100% of the principal amount, plus accrued interest to, but excluding, the redemption date.

(6)	Interest rate is for the period to but excluding the earliest par value redemption date, and thereafter will reset at a rate equal to the 5-year U.S. treasury bill rate plus the reset premium noted.
(7)	Interest rate is for the period to but excluding the earliest par value redemption date, and thereafter will reset at a rate equal to the daily compounding CORRA plus the reset premium noted.
(8)	On March 5, 2025, we issued $1,250 million of unsecured subordinated debt through our Canadian Medium-Term Note program. These notes will reset to a floating rate on March 5, 2030.
(9)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together de
creased their carrying value as at October 31, 2025 by $304

million (decreased
by $400 million in 2024). Refer to Note 7 for further details on hedge adjustments. The carrying value is also adjusted for our subordinated debt holdings, held for market-making purposes.

na – not applicable
The aggregate remaining maturities of our subordinated debt, based on the maturity dates under the terms of issue, can be found in the blue-tinted font in the Contractual Maturities of Assets and
Liabilities
and
Off-Balance
Sheet Commitments section of our Management’s Discussion and Analysis.